Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Statement Line Items [Line Items]
Net interest income	$ 24,274	$ 16,885
Non-interest income	1,644	1,381
Total revenue	25,918	18,266
Provision for credit losses	385	2
Revenue less provision for credit loss	25,533	18,264
Non-interest expenses:
Salaries and benefits	8,257	6,083
General and administrative	3,126	3,624
Premises and equipment	952	929
Noninterest expense	12,335	10,636
Income (loss) before income taxes	13,198	7,628
Income tax provision	3,781	2,062
Net income (loss)	9,417	5,566
Total assets	3,531,690	2,415,346	$ 3,265,998
Total liabilities	3,180,513	2,078,395	$ 2,915,323
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	(191)	(41)
Total revenue	(191)	(41)
Provision for credit losses	0	0
Revenue less provision for credit loss	(191)	(41)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(191)	(41)
Premises and equipment	0	0
Noninterest expense	(191)	(41)
Income (loss) before income taxes	0	0
Income tax provision	0	0
Net income (loss)	0	0
Total assets	(14,386)	(20,588)
Total liabilities	(21,435)	(19,443)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	24,274	16,885
Non-interest income	2	0
Total revenue	24,276	16,885
Provision for credit losses	385	2
Revenue less provision for credit loss	23,891	16,883
Non-interest expenses:
Salaries and benefits	6,684	5,440
General and administrative	2,862	3,482
Premises and equipment	623	582
Noninterest expense	10,169	9,504
Income (loss) before income taxes	13,722	7,379
Income tax provision	3,789	1,961
Net income (loss)	9,933	5,418
Total assets	3,522,279	2,412,167
Total liabilities	3,174,197	2,072,691
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	1,833	1,422
Total revenue	1,833	1,422
Provision for credit losses	0	0
Revenue less provision for credit loss	1,833	1,422
Non-interest expenses:
Salaries and benefits	1,573	643
General and administrative	455	183
Premises and equipment	329	347
Noninterest expense	2,357	1,173
Income (loss) before income taxes	(524)	249
Income tax provision	(8)	101
Net income (loss)	(516)	148
Total assets	23,797	23,767
Total liabilities	$ 27,751	$ 25,147